Income and Partnership Taxes Narrative (Detail) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 25, 2018	Dec. 31, 2017	Mar. 26, 2017	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Unrecognized tax benefit	$ 700
Federal statutory income tax rate, percent	21.00%			31.80%	35.00%
Tax Cuts and Jobs Act of 2017, deferred tax liability, existing income tax expense (benefit)	$ 49,200				$ 49,200
Provision for taxes	$ 19,199		$ 27,719		(1,112)	$ (71,418)	$ (22,192)
Provision for the PTP tax					11,100	11,400	11,700
Provision (benefit) pertaining to corporate subsidiaries					(9,998)	60,019	10,473
Valuation allowance, amount		$ (4,088)			(4,088)	(4,207)
Foreign tax credit carryforwards available for U.S. federal income tax purposes		8,654			8,654	7,679
Valuation allowance					(119)	(1,473)	0
Income tax penalties accrued		100			100
Change in U.S. tax law		54,200			(54,171)	7,366	0
Tax Cuts and Jobs Act of 2017,deferred tax asset, existing income tax expense (benefit)					1,100	7,400
Tax Cuts and Jobs Act of 2017, income tax expense (benefit)					6,100
Tax attribute carryforwards		2,016			2,016	1,987
Deferred income tax adjustment related to Canadian disregarded entity						33,945
Deferred tax liabilities, OCI		(3,200)			(3,200)
Deferred tax assets, other comprehensive loss						3,000
Unrecognized tax benefits		700			700	$ 900	$ 1,100
Interest on income taxes accrued		$ 300			$ 300